Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net Income	$ 2,007	$ 1,679	$ 954
Adjustments to reconcile net income to net cash Provided (used) by operating activities:
Depreciation	908	922	914
Net amortization of security premiums/discounts AFS	975	1,050	1,420
Net amortization of security premiums/discounts HTM	134	2
Net amortization of mortgage servicing rights	689	709	801
Impairment of foreclosed real estate	425	647	921
Provision for (recovery of) loan losses	(620)	(389)	28
Deferred income taxes	336	593	438
Net realized (gains) loss on sales / calls available for sale securities	(536)	2	523
Income from mortgage loan sales	(2,306)	(1,001)	(2,113)
Proceeds from sales of loans held for sale	65,101	39,012	77,544
Origination of loans held for sale	(66,570)	(39,019)	(71,197)
Gain on sale of premises, equipment and other assets	(1)	(142)	(233)
Increase in cash surrender value of life insurance	(117)	(129)	(122)
Gain on sales of foreclosed real estate	(140)	(398)	(290)
Release of ESOP Shares		21	45
Net change in interest receivable	183		6
Net change in other assets	(1,201)	(663)	(810)
Net change in interest payable	(12)	(44)	(46)
Net change in other liabilities	899	349	424
Net cash provided (used) by operating activities	154	3,201	9,207
Cash flows from investing activities
Proceeds from sales, maturities, calls and paydowns of securities available for sale	47,253	18,839	32,969
Proceeds from sales, maturities, calls and paydowns of securities held to maturity	154
Purchase of securities available for sale	(24,910)	(31,122)	(46,693)
Purchase of securities held to maturity	(6,034)	(5,498)
Net (increase) decrease in loans	(11,331)	(5,445)	16,282
Proceeds from sale of premises, equipment and other assets	1	368	949
Purchase of premises and equipment	(716)	(2,225)	(488)
Proceeds from sales of foreclosed real estate	2,404	2,028	4,731
Investment in other assets	(334)	(366)	(357)
Net change in restricted stock	(2)	146	1,081
Net cash provided (used) by investing activities	6,485	(23,275)	8,474
Cash flows from financing activities
Net increase (decrease) in deposit accounts	11,298	2,727	(3,904)
Net decrease in short-term borrowed funds	1,073	(824)	(13,181)
Net decrease in long-term debt	(11)	(1,605)	(1,510)
Proceeds from preferred stock offering, net of costs			3,136
Repayment preferred stock, series A			(10,500)
Increase in unearned ESOP compensation			(208)
Repurchase of common stock, net	(429)	(1,401)	(169)
Dividends on preferred stock	(423)	(422)	(679)
Cash paid for fractional shares	(5)	(4)
Net cash provided (used) by financing activities	11,503	(1,529)	(27,015)
Increase (decrease) in cash and cash equivalents	18,142	(21,603)	(9,334)
Cash and cash equivalents at beginning of year	50,791	72,394	81,728
Cash and cash equivalents at end of year	68,933	50,791	72,394
Supplemental disclosures of cash flow information
Interest paid	1,745	2,004	2,780
Income taxes paid	459	41	648
Supplemental schedule of non-cash activities
Net change in fair value of securities available for sale, net of tax	(517)	867	(2,049)
Loans transferred to foreclosed real estate	1,818	972	4,032
Company financed sales of other real estate owned	(26)	(65)	(213)
Mortgage servicing rights capitalized	657	386	763
Preferred stock dividend accrued	(142)	(142)	(142)
Net change in ESOP liability	$ (561)	$ 1,155	$ 132